UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

Charles P. Nelson
President and Chief Executive Officer
Great-West Funds
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.    REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Federated Bond Fund (Initial Class)

Semi-Annual Report

June 30, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Rating as of June 30, 2014

Rating	% of Fund Investments
A1	1.01%
A2	3.05%
A3	4.78%
Aa2	0.38%
Aa3	3.41%
Aaa	34.68%
B1	1.57%
B2	0.77%
B3	1.54%
Ba1	2.13%
Ba2	0.93%
Ba3	1.33%
Baa1	8.70%
Baa2	12.33%
Baa3	13.58%
CCC, CC, C	3.33%
D	0.00%
Equities	0.01%
Not Rated	0.04%
Short Term Investments	6.43%
Total	100.00%

Credit qualities are shown as a percentage of the Fund’s total investments for the reporting period.  A bond rated Baa or higher is considered investment grade.  Unrated securities do not necessarily indicate a low credit quality, and may or may not be equivalent of investment grade.  Credit quality ratings on underlying securities of the Fund are received from Moody’s and S&P. When ratings are available from both agencies, the Moody’s rating is used. If the Moody’s rating is unavailable, then the S&P rating, converted to the closest equivalent Moody’s rating, is used. Ratings may vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the Fund.  The other unclassified assets in the Fund represent the market value as a percentage of the Fund’s total investments.  The Fund itself has not been rated by an independent rating agency.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)

Actual	$1,000.00	$1,045.30	$3.58

Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.54

*Expenses are equal to the Fund's annualized expense ratio of 0.70% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 4.63%
$875,000	AmeriCredit Automobile Receivables Trust Series 2013-1, Class D 2.09%, 02/08/2019	$881,006
3,500,000	Citigroup Commercial Mortgage Trust Series 2013-GC11, Class B(a) 3.73%, 04/10/2046	3,507,514
	COMM Mortgage Trust Series 2013-LC6, Class B
1,500,000	3.74%, 01/10/2046 Series 2013-CR8, Class B	1,511,045
2,650,000	4.10%, 06/10/2046(a)(b)	2,717,570
1,200,000	Discover Card Execution Note Trust Series 2012-B3, Class B3(a)
	0.60%, 05/15/2018	1,202,076
5,625,000	FREMF Mortgage Trust Series 2013-K25, Class B(a)(b) 3.74%, 11/25/2045	5,673,915
2,325,000	GS Mortgage Securities Trust Series 2012-GCJ7, Class B 4.74%, 05/10/2045	2,515,724
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15, Class A4 4.05%, 04/15/2047	1,059,159
175,000	Santander Drive Auto Receivables Trust Series 2013-1, Class D 2.27%, 01/15/2019	177,304
2,425,000	UBS-Barclays Commercial Mortgage Trust Series 2013-C6, Class B(a)(b) 3.88%, 04/10/2046	2,450,203
TOTAL ASSET-BACKED SECURITIES — 4.63% (Cost $21,662,149)		21,695,516
CORPORATE BONDS AND NOTES
Basic Materials — 3.70%
384,000	Albemarle Corp
	5.10%, 02/01/2015	393,848
3,000,000	Alcoa Inc
	5.87%, 02/23/2022	3,343,815
	Anglo American Capital PLC(b)
225,000	2.63%, 04/03/2017	231,100
250,000	4.45%, 09/27/2020	263,302
	AngloGold Ashanti Holdings PLC
2,300,000	8.50%, 07/30/2020	2,576,000
2,250,000	5.13%, 08/01/2022	2,194,600
100,000	Ashland Inc
	4.75%, 08/15/2022	100,500
	Carpenter Technology Corp
200,000	5.20%, 07/15/2021	215,175
600,000	4.45%, 03/01/2023	617,131

Principal Amount		Fair Value
Basic Materials — (continued)
$50,000	Clearwater Paper Corp
	4.50%, 02/01/2023	$48,500
75,000	Compass Minerals International Inc(b)
	4.88%, 07/15/2024	75,000
200,000	Corp Nacional del Cobre de Chile(b)
	4.25%, 07/17/2042	182,574
125,000	Eagle Spinco Inc
	4.63%, 02/15/2021	124,688
250,000	Gold Fields Orogen Holding BVI Ltd(b)
	4.88%, 10/07/2020	230,000
125,000	Hexion US Finance Corp
	6.63%, 04/15/2020	132,500
150,000	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC
	8.88%, 02/01/2018	156,000
200,000	Huntsman International LLC
	4.88%, 11/15/2020	207,000
250,000	Incitec Pivot Finance LLC(b)
	6.00%, 12/10/2019	283,354
400,000	Polyus Gold International Ltd(b)
	5.63%, 04/29/2020	396,000
155,000	Praxair Inc
	4.63%, 03/30/2015	159,937
2,825,000	Reliance Steel & Aluminum Co
	4.50%, 04/15/2023	2,881,955
100,000	Rio Tinto Finance USA Ltd
	6.50%, 07/15/2018	118,048
500,000	Rio Tinto Finance USA PLC
	2.25%, 12/14/2018	509,680
58,000	Rohm & Haas Co
	6.00%, 09/15/2017	65,556
	RPM International Inc
225,000	6.50%, 02/15/2018	257,466
110,000	6.13%, 10/15/2019	126,626
200,000	Samarco Mineracao SA(b)
	4.13%, 11/01/2022	189,500
175,000	Signode Industrial Group Lux SA/Signode Industrial Group US Inc(b)
	6.38%, 05/01/2022	177,188
	Southern Copper Corp
500,000	3.50%, 11/08/2022	486,875
250,000	6.75%, 04/16/2040	271,826
50,000	Steel Dynamics Inc
	5.25%, 04/15/2023	51,750

See Notes to Financial Statements

Semi - Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Basic Materials — (continued)
$225,000	U.S. Coatings Acquisition Inc / Axalta Coating Systems Dutch Holding BV(b)
	7.38%, 05/01/2021	$245,250
		17,312,744
Communications — 7.12%
1,150,000	21st Century Fox America Inc
	8.00%, 10/17/2016	1,328,928
200,000	Altice SA(b)
	7.75%, 05/15/2022	213,500
200,000	AMC Networks Inc
	4.75%, 12/15/2022	200,000
250,000	America Movil SAB de CV
	5.75%, 01/15/2015	256,295
600,000	AT&T Inc
	4.80%, 06/15/2044	612,515
50,000	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp(b)
	5.25%, 02/15/2022	51,375
	CCO Holdings LLC / CCO Holdings Capital Corp
125,000	6.63%, 01/31/2022	134,375
150,000	5.13%, 02/15/2023	151,313
125,000	5.75%, 09/01/2023	129,531
	Cequel Communications Holdings I LLC / Cequel Capital Corp(b)
75,000	6.38%, 09/15/2020	79,688
150,000	5.13%, 12/15/2021	149,438
400,000	Cisco Systems Inc
	3.15%, 03/14/2017	422,260
	Clear Channel Communications Inc
175,000	9.00%, 03/01/2021	187,250
50,000	11.25%, 03/01/2021	56,688
275,000	Clear Channel Worldwide Holdings Inc
	6.50%, 11/15/2022	296,312
175,000	CommScope Holding Co Inc(b)
	6.63%, 06/01/2020	186,812
50,000	CommScope Inc(b)
	5.50%, 06/15/2024	50,813
800,000	Corning Inc
	4.75%, 03/15/2042	845,889
112,000	COX Communications Inc
	5.45%, 12/15/2014	114,467
200,000	Crown Media Holdings Inc
	10.50%, 07/15/2019	225,250

Principal Amount		Fair Value
Communications — (continued)
$150,000	Cumulus Media Holdings Inc
	7.75%, 05/01/2019	$158,063
200,000	Digicel Group Ltd(b)
	8.25%, 09/30/2020	218,000
	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
500,000	5.00%, 03/01/2021	558,160
500,000	5.15%, 03/15/2042	525,067
250,000	Discovery Communications LLC
	5.05%, 06/01/2020	280,804
	DISH DBS Corp
100,000	5.13%, 05/01/2020	105,125
175,000	5.88%, 07/15/2022	189,875
125,000	Entercom Radio LLC
	10.50%, 12/01/2019	143,125
2,050,000	Expedia Inc
	5.95%, 08/15/2020	2,319,489
175,000	Expo Event Transco Inc(b)
	9.00%, 06/15/2021	182,438
150,000	Gannett Co Inc(b)
	6.38%, 10/15/2023	160,125
100,000	Gray Television Inc
	7.50%, 10/01/2020	107,750
	Grupo Televisa SAB
250,000	6.63%, 03/18/2025	306,867
130,000	8.50%, 03/11/2032	179,946
150,000	6.63%, 01/15/2040	183,142
200,000	5.00%, 05/13/2045	200,398
500,000	Historic TW Inc
	6.88%, 06/15/2018	596,188
175,000	IAC/InterActiveCorp
	4.75%, 12/15/2022	172,156
100,000	Inmarsat Finance PLC(b)
	4.88%, 05/15/2022	101,000
	Intelsat Jackson Holdings SA
75,000	7.50%, 04/01/2021	82,125
150,000	6.63%, 12/15/2022	156,563
125,000	5.50%, 08/01/2023	124,375
	Intelsat Luxembourg SA
50,000	7.75%, 06/01/2021	52,938
150,000	8.13%, 06/01/2023	162,188
1,938,000	Interpublic Group of Cos Inc
	2.25%, 11/15/2017	1,971,341
400,000	Juniper Networks Inc
	4.50%, 03/15/2024	418,348

See Notes to Financial Statements

Semi - Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Communications — (continued)
$75,000	Lamar Media Corp
	5.00%, 05/01/2023	$75,469
	Level 3 Financing Inc
150,000	7.00%, 06/01/2020	163,875
100,000	8.63%, 07/15/2020	112,000
100,000	MetroPCS Wireless Inc
	7.88%, 09/01/2018	105,030
225,000	Nielsen Finance LLC / Nielsen Finance Co
	4.50%, 10/01/2020	226,687
200,000	Numericable Group SA(b)
	6.00%, 05/15/2022	208,000
1,000,000	Omnicom Group Inc
	3.63%, 05/01/2022	1,028,771
200,000	Ooredoo International Finance Ltd(b)
	4.75%, 02/16/2021	217,300
100,000	Radio One Inc(b)
	9.25%, 02/15/2020	108,250
	Sirius XM Radio Inc(b)
250,000	4.63%, 05/15/2023	239,375
75,000	6.00%, 07/15/2024	78,000
	Sprint Capital Corp
50,000	6.90%, 05/01/2019	55,125
200,000	6.88%, 11/15/2028	202,000
	Sprint Communications Inc
100,000	7.00%, 03/01/2020(b)	115,000
225,000	6.00%, 11/15/2022	229,500
50,000	Sprint Corp(b)
	7.13%, 06/15/2024	53,000
175,000	Syniverse Holdings Inc
	9.13%, 01/15/2019	187,469
	T-Mobile USA Inc
75,000	6.13%, 01/15/2022	79,594
50,000	6.73%, 04/28/2022	53,938
150,000	6.63%, 04/01/2023	162,750
50,000	6.50%, 01/15/2024	53,438
2,500,000	Telefonaktiebolaget LM Ericsson
	4.13%, 05/15/2022	2,598,522
300,000	Telefonica Emisiones SAU
	7.05%, 06/20/2036	382,647
	Time Warner Cable Inc
3,530,000	5.00%, 02/01/2020	3,955,750
750,000	5.50%, 09/01/2041	839,015
175,000	Townsquare Radio LLC / Townsquare Radio Inc(b)
	9.00%, 04/01/2019	193,812

Principal Amount		Fair Value
Communications — (continued)
$50,000	Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH(b)
	5.50%, 01/15/2023	$51,750
50,000	VeriSign Inc
	4.63%, 05/01/2023	49,395
	Verizon Communications Inc
2,300,000	5.15%, 09/15/2023	2,573,914
450,000	4.15%, 03/15/2024	469,868
	Viacom Inc
750,000	2.50%, 12/15/2016	773,068
500,000	2.50%, 09/01/2018	511,048
760,000	3.88%, 04/01/2024	772,310
200,000	VimpelCom Holdings BV(b)
	7.50%, 03/01/2022	215,750
180,000	Walt Disney Co
	3.75%, 06/01/2021	193,549
650,000	WPP Finance 2010
	5.13%, 09/07/2042	672,199
		33,355,463
Consumer, Cyclical — 4.00%
1,000,000	Advance Auto Parts Inc
	4.50%, 12/01/2023	1,054,449
175,000	Affinia Group Inc
	7.75%, 05/01/2021	184,187
50,000	Allegion US Holding Co Inc(b)
	5.75%, 10/01/2021	52,625
75,000	Allison Transmission Inc(b)
	7.13%, 05/15/2019	80,250
	American Axle & Manufacturing Inc
50,000	7.75%, 11/15/2019	57,625
125,000	6.25%, 03/15/2021	134,375
50,000	6.63%, 10/15/2022	54,750
100,000	American Builders & Contractors Supply Co Inc(b)
	5.63%, 04/15/2021	103,500
200,000	Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp
	5.25%, 03/15/2021	206,000
125,000	Chester Downs & Marina LLC / Chester Downs Finance Corp(b)
	9.25%, 02/01/2020	122,500
75,000	Choice Hotels International Inc
	5.75%, 07/01/2022	80,495
50,000	Churchill Downs Inc(b)
	5.38%, 12/15/2021	51,250
50,000	Cinemark USA Inc
	5.13%, 12/15/2022	51,188

See Notes to Financial Statements

Semi - Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$75,000	Claire's Stores Inc(b)
	6.13%, 03/15/2020	$70,688
	Daimler Finance North America LLC(b)
750,000	2.95%, 01/11/2017	779,974
2,000,000	1.88%, 01/11/2018	2,018,112
25,000	Exide Technologies(c)(d)
	8.63%, 02/01/2018	15,000
50,000	Ferrellgas LP / Ferrellgas Finance Corp(b)
	6.75%, 01/15/2022	52,250
2,225,000	Ford Motor Co
	4.75%, 01/15/2043	2,249,451
50,000	Global Partners LP/GLP Finance Corp(b)
	6.25%, 07/15/2022	50,000
	GLP Capital LP / GLP Financing II Inc(b)
100,000	4.88%, 11/01/2020	103,000
50,000	5.38%, 11/01/2023	51,875
	Hillman Group Inc
150,000	10.88%, 06/01/2018	159,187
100,000	6.38%, 07/15/2022(b)	100,000
50,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp(b)
	5.63%, 10/15/2021	53,125
1,700,000	Hyundai Capital America(b)
	2.88%, 08/09/2018	1,749,176
125,000	International Automotive Components Group SA(b)
	9.13%, 06/01/2018	132,812
150,000	Jaguar Land Rover Automotive PLC(b)
	5.63%, 02/01/2023	159,375
75,000	Jo-Ann Stores Holdings Inc(b)
	9.75%, 10/15/2019	76,688
100,000	Jo-Ann Stores Inc(b)
	8.13%, 03/15/2019	102,500
175,000	L Brands Inc
	5.63%, 02/15/2022	189,437
200,000	Lear Corp
	4.75%, 01/15/2023	199,000
500,000	Magna International Inc
	3.63%, 06/15/2024	504,044
325,000	Marriott International Inc
	3.00%, 03/01/2019	336,023
300,000	Metalsa SA de CV(b)
	4.90%, 04/24/2023	291,000

Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	MGM Resorts International
$200,000	6.75%, 10/01/2020	$223,250
100,000	7.75%, 03/15/2022	117,250
175,000	Michaels FinCo Holdings LLC / Michaels FinCo Inc(b)
	7.50%, 08/01/2018	178,719
100,000	Michaels Stores Inc(b)
	5.88%, 12/15/2020	102,250
125,000	Mohegan Tribal Gaming Authority
	9.75%, 09/01/2021	138,750
	Neiman Marcus Group LTD LLC(b)
50,000	8.00%, 10/15/2021	53,875
100,000	8.75%, 10/15/2021	109,000
175,000	New Academy Finance Co LLC / New Academy Finance Corp(b)
	8.00%, 06/15/2018	178,719
1,000,000	Nissan Motor Acceptance Corp(b)
	1.95%, 09/12/2017	1,012,664
100,000	NPC International Inc / NPC Operating Co A Inc / NPC Operating Co B Inc
	10.50%, 01/15/2020	112,750
125,000	Party City Holdings Inc
	8.88%, 08/01/2020	138,437
225,000	PC Nextco Holdings LLC / PC Nextco Finance Inc(b)
	8.75%, 08/15/2019	229,781
150,000	Penn National Gaming Inc(b)
	5.88%, 11/01/2021	141,750
100,000	Petco Animal Supplies Inc(b)
	9.25%, 12/01/2018	107,375
125,000	Petco Holdings Inc(b)
	8.50%, 10/15/2017	128,125
	Pinnacle Entertainment Inc
125,000	6.38%, 08/01/2021	131,875
100,000	7.75%, 04/01/2022	108,750
50,000	Regal Entertainment Group
	5.75%, 03/15/2022	51,875
96,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp(b)
	9.50%, 06/15/2019	104,640
	Sally Holdings LLC / Sally Capital Inc
100,000	6.88%, 11/15/2019	108,250
50,000	5.75%, 06/01/2022	53,250
200,000	Schaeffler Holding Finance BV(b)
	6.88%, 08/15/2018	210,750

See Notes to Financial Statements

Semi - Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$200,000	Seminole Hard Rock Entertainment Inc / Seminole Hard Rock International LLC(b)
	5.88%, 05/15/2021	$200,500
15,000	Seminole Tribe of Florida Inc(b)
	7.80%, 10/01/2020	16,875
175,000	Serta Simmons Holdings LLC(b)
	8.13%, 10/01/2020	189,875
175,000	Six Flags Entertainment Corp(b)
	5.25%, 01/15/2021	179,375
100,000	Springs Industries Inc
	6.25%, 06/01/2021	102,000
125,000	Stackpole International Intermediate / Stackpole International Powder / Stackpole(b)
	7.75%, 10/15/2021	130,625
125,000	Station Casinos LLC
	7.50%, 03/01/2021	136,562
	Suburban Propane Partners LP/Suburban Energy Finance Corp
63,000	7.38%, 08/01/2021	68,513
100,000	5.50%, 06/01/2024	101,250
200,000	UCI International Inc
	8.63%, 02/15/2019	190,000
600,000	Volkswagen International Finance NV(b)
	2.38%, 03/22/2017	618,786
125,000	VWR Funding Inc
	7.25%, 09/15/2017	132,188
150,000	Wal-Mart Stores Inc
	5.63%, 04/15/2041	181,156
50,000	Wolverine World Wide Inc
	6.13%, 10/15/2020	53,875
1,000,000	Wyndham Worldwide Corp
	3.90%, 03/01/2023	1,004,557
		18,724,133
Consumer, Non-cyclical — 4.05%
	Altria Group Inc
34,000	9.25%, 08/06/2019	45,182
1,100,000	4.00%, 01/31/2024	1,130,283
250,000	Aramark Services Inc
	5.75%, 03/15/2020	264,375
146,000	Big Heart Pet Brands
	7.63%, 02/15/2019	152,147
	Biomet Inc
100,000	6.50%, 08/01/2020	107,750
175,000	6.50%, 10/01/2020	186,812

Principal Amount		Fair Value
Consumer, Non-cyclical — (continued)
$50,000	Catamaran Corp
	4.75%, 03/15/2021	$50,500
	CHS/Community Health Systems Inc(b)
75,000	5.13%, 08/01/2021	76,875
125,000	6.88%, 02/01/2022	132,500
300,000	Coca-Cola Femsa SAB de CV
	4.63%, 02/15/2020	329,464
100,000	CoreLogic Inc
	7.25%, 06/01/2021	108,125
125,000	Corp Lindley SA(b)
	4.63%, 04/12/2023	122,500
250,000	Crimson Merger Sub Inc(b)
	6.63%, 05/15/2022	248,125
	DaVita HealthCare Partners Inc
150,000	5.75%, 08/15/2022	160,312
50,000	5.13%, 07/15/2024	50,313
125,000	DJO Finance LLC / DJO Finance Corp
	7.75%, 04/15/2018	131,250
100,000	DP World Ltd(b)
	6.85%, 07/02/2037	111,500
300,000	Eli Lilly & Co
	5.20%, 03/15/2017	333,720
75,000	Envision Healthcare Corp(b)
	5.13%, 07/01/2022	75,656
	ERAC USA Finance LLC(b)
275,000	2.75%, 03/15/2017	283,604
700,000	5.25%, 10/01/2020	795,175
100,000	First Quality Finance Co Inc(b)
	4.63%, 05/15/2021	94,500
150,000	Fomento Economico Mexicano SAB de CV
	2.88%, 05/10/2023	142,904
	Garda World Security Corp(b)
150,000	7.25%, 11/15/2021	157,688
500,000	Gilead Sciences Inc
	3.70%, 04/01/2024	513,050
200,000	Grifols Worldwide Operations Ltd(b)
	5.25%, 04/01/2022	207,500
30,000	Gruma SAB de CV(e)
	7.75%, Perpetual	30,369
	Grupo Bimbo SAB de CV(b)
110,000	4.50%, 01/25/2022	116,334
400,000	4.88%, 06/27/2044	395,132
425,000	HCA Holdings Inc
	6.25%, 02/15/2021	456,344

See Notes to Financial Statements

Semi - Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Consumer, Non-cyclical — (continued)
	HCA Inc
$125,000	7.50%, 02/15/2022	$144,219
275,000	5.88%, 03/15/2022	298,031
150,000	Hearthside Group Holdings LLC/Hearthside Finance Co(b)
	6.50%, 05/01/2022	149,625
200,000	Hertz Corp
	6.75%, 04/15/2019	212,000
225,000	HJ Heinz Co
	4.25%, 10/15/2020	226,406
125,000	Hologic Inc
	6.25%, 08/01/2020	131,875
125,000	IASIS Healthcare LLC / IASIS Capital Corp
	8.38%, 05/15/2019	133,281
100,000	Igloo Holdings Corp(b)
	8.25%, 12/15/2017	102,063
100,000	Interactive Data Corp(b)
	5.88%, 04/15/2019	102,125
50,000	Iron Mountain Inc
	5.75%, 08/15/2024	51,500
150,000	Jaguar Holding Co I(b)
	9.38%, 10/15/2017	155,250
100,000	Jaguar Holding Co II / Jaguar Merger Sub Inc(b)
	9.50%, 12/01/2019	109,250
2,100,000	Kerry Group Financial Services(b)
	3.20%, 04/09/2023	2,033,251
145,000	Laboratory Corp of America Holdings
	3.75%, 08/23/2022	146,721
100,000	Lender Processing Services Inc
	5.75%, 04/15/2023	107,250
100,000	LifePoint Hospitals Inc(b)
	5.50%, 12/01/2021	104,750
840,000	Lorillard Tobacco Co
	7.00%, 08/04/2041	1,028,020
1,100,000	Mondelez International Inc
	4.00%, 02/01/2024	1,139,372
100,000	Moody's Corp
	5.50%, 09/01/2020	113,700
175,000	MPH Acquisition Holdings LLC(b)
	6.63%, 04/01/2022	183,312
100,000	Mustang Merger Corp(b)
	8.50%, 08/15/2021	109,000
450,000	Pernod Ricard SA(b)
	4.25%, 07/15/2022	471,331

Principal Amount		Fair Value
Consumer, Non-cyclical — (continued)
$250,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp
	4.88%, 05/01/2021	$255,625
100,000	Prestige Brands Inc(b)
	5.38%, 12/15/2021	102,000
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
250,000	9.88%, 08/15/2019	276,875
200,000	5.75%, 10/15/2020	211,000
150,000	8.25%, 02/15/2021	163,125
350,000	SABMiller Holdings Inc(b)
	2.45%, 01/15/2017	360,673
	ServiceMaster Co
150,000	8.00%, 02/15/2020	161,625
100,000	7.00%, 08/15/2020	106,375
75,000	7.45%, 08/15/2027	80,063
50,000	Shearer's Foods LLC / Chip Finance Corp(b)
	9.00%, 11/01/2019	54,750
	Smithfield Foods Inc
175,000	5.88%, 08/01/2021(b)	185,062
75,000	6.63%, 08/15/2022	82,125
100,000	Spectrum Brands Inc
	6.75%, 03/15/2020	107,250
50,000	Teleflex Inc(b)
	5.25%, 06/15/2024	50,500
	Tenet Healthcare Corp
200,000	4.50%, 04/01/2021	201,250
50,000	4.38%, 10/01/2021	49,688
125,000	8.13%, 04/01/2022	144,687
	TransUnion Holding Co Inc
50,000	8.13%, 06/15/2018	52,200
125,000	9.63%, 06/15/2018	131,625
50,000	TreeHouse Foods Inc
	4.88%, 03/15/2022	51,375
75,000	Truven Health Analytics Inc
	10.63%, 06/01/2020	82,313
500,000	Tyson Foods Inc
	4.50%, 06/15/2022	524,344
175,000	United Rentals North America Inc
	8.38%, 09/15/2020	192,062
125,000	United Surgical Partners International Inc
	9.00%, 04/01/2020	137,969
400,000	UnitedHealth Group Inc
	6.00%, 02/15/2018	461,498

See Notes to Financial Statements

Semi - Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Consumer, Non-cyclical — (continued)
$300,000	Valeant Pharmaceuticals International Inc(b)
	7.50%, 07/15/2021	$332,250
150,000	Verisk Analytics Inc
	4.13%, 09/12/2022	153,121
		18,973,751
Diversified — 0.38%
175,000	DH Services Luxembourg S.a.r.l.(b)
	7.75%, 12/15/2020	187,688
250,000	Hutchison Whampoa International 09 Ltd(b)
	7.63%, 04/09/2019	305,270
750,000	Hutchison Whampoa International 11 Ltd(b)
	3.50%, 01/13/2017	788,587
100,000	Hutchison Whampoa International 12 Ltd(a)(e)
	6.00%, Perpetual	107,875
200,000	KazAgro National Management Holding JSC(b)
	4.63%, 05/24/2023	193,480
200,000	Tenedora Nemak SA de CV(b)
	5.50%, 02/28/2023	203,500
		1,786,400
Energy — 6.21%
	Access Midstream Partners LP / ACMP Finance Corp
75,000	6.13%, 07/15/2022	82,875
50,000	4.88%, 05/15/2023	52,688
50,000	4.88%, 03/15/2024	52,813
200,000	Alliance Oil Co Ltd(b)
	7.00%, 05/04/2020	183,500
200,000	Antero Resources Finance Corp
	5.38%, 11/01/2021	207,500
175,000	Approach Resources Inc
	7.00%, 06/15/2021	182,437
	Athlon Holdings LP / Athlon Finance Corp(b)
100,000	7.38%, 04/15/2021	109,000
50,000	6.00%, 05/01/2022	51,750
50,000	Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp
	5.88%, 08/01/2023	50,875
100,000	BreitBurn Energy Partners LP / BreitBurn Finance Corp
	7.88%, 04/15/2022	108,250
200,000	Canadian Natural Resources Ltd
	5.85%, 02/01/2035	234,206

Principal Amount		Fair Value
Energy — (continued)
$150,000	Carrizo Oil & Gas Inc
	7.50%, 09/15/2020	$164,625
	CGG
40,000	7.75%, 05/15/2017	40,600
200,000	6.88%, 01/15/2022(b)	199,500
	Chaparral Energy Inc
50,000	9.88%, 10/01/2020	56,375
125,000	7.63%, 11/15/2022	135,000
200,000	Chesapeake Energy Corp
	6.88%, 11/15/2020	232,000
500,000	CNPC HK Overseas Capital Ltd(b)
	5.95%, 04/28/2041	588,113
150,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp
	6.00%, 12/15/2020	157,500
50,000	CVR Refining LLC / Coffeyville Finance Inc
	6.50%, 11/01/2022	52,750
	El Paso LLC
50,000	7.25%, 06/01/2018	56,938
150,000	6.50%, 09/15/2020	166,125
	Enbridge Energy Partners LP
2,650,000	4.75%, 06/01/2013	2,807,556
690,000	5.50%, 09/15/2040	751,774
155,000	Enbridge Inc
	5.60%, 04/01/2017	172,457
	Energy Transfer Equity LP
150,000	5.88%, 01/15/2024	156,750
75,000	5.88%, 01/15/2024(b)	78,375
1,000,000	Energy Transfer Partners LP
	4.90%, 02/01/2024	1,073,856
	Energy XXI Gulf Coast Inc
200,000	7.50%, 12/15/2021	214,000
50,000	6.88%, 03/15/2024(b)	51,000
1,000,000	Enterprise Products Operating LLC
	3.90%, 02/15/2024	1,034,459
125,000	FTS International Inc(b)
	6.25%, 05/01/2022	127,813
	Gazprom OAO Via Gaz Capital SA
100,000	8.63%, 04/28/2034	123,500
205,000	7.29%, 08/16/2037	228,575
1,250,000	Hess Corp
	7.13%, 03/15/2033	1,658,985
50,000	Holly Energy Partners LP / Holly Energy Finance Corp
	6.50%, 03/01/2020	53,875

See Notes to Financial Statements

Semi - Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Energy — (continued)
	Husky Energy Inc
$150,000	6.15%, 06/15/2019	$175,280
925,000	3.95%, 04/15/2022	978,575
500,000	Kinder Morgan Energy Partners LP
	5.13%, 11/15/2014	571,253
50,000	Kinder Morgan Inc(b)
	5.63%, 11/15/2023	51,375
125,000	Kodiak Oil & Gas Corp
	5.50%, 01/15/2021	130,313
75,000	Legacy Reserves LP / Legacy Reserves Finance Corp(b)
	6.63%, 12/01/2021	76,125
	Linn Energy LLC / Linn Energy Finance Corp
100,000	6.50%, 05/15/2019	105,500
75,000	8.63%, 04/15/2020	81,000
700,000	Marathon Petroleum Corp
	5.13%, 03/01/2021	793,653
	MarkWest Energy Partners LP / MarkWest Energy Finance Corp
97,000	6.25%, 06/15/2022	105,973
25,000	4.50%, 07/15/2023	25,500
	Nabors Industries Inc
685,000	5.00%, 09/15/2020	768,591
2,500,000	5.10%, 09/15/2023	2,729,520
125,000	Northern Oil & Gas Inc
	8.00%, 06/01/2020	133,437
	Oasis Petroleum Inc
100,000	6.50%, 11/01/2021	107,500
75,000	6.88%, 01/15/2023	81,750
272,000	Pacific Rubiales Energy Corp(b)
	7.25%, 12/12/2021	301,920
	Pertamina Persero PT
200,000	5.25%, 05/23/2021	206,000
200,000	4.30%, 05/20/2023(b)	188,750
250,000	Petrobras Global Finance BV
	4.38%, 05/20/2023	240,762
	Petrobras International Finance Co
100,000	2.88%, 02/06/2015	101,067
100,000	7.88%, 03/15/2019	116,584
2,100,000	5.38%, 01/27/2021	2,188,683
	Petroleos Mexicanos
50,000	3.50%, 07/18/2018	52,550
500,000	4.88%, 01/18/2024	536,250
625,000	4.88%, 01/18/2024(b)	670,312
500,000	6.50%, 06/02/2041	581,250
100,000	6.38%, 01/23/2045(b)	116,125

Principal Amount		Fair Value
Energy — (continued)
$66,667	Petroleum Co of Trinidad & Tobago Ltd
	6.00%, 05/08/2022	$71,167
285,000	Phillips 66
	4.30%, 04/01/2022	308,456
69,782	QGOG Atlantic / Alaskan Rigs Ltd
	5.25%, 07/30/2018	72,922
	Regency Energy Partners LP / Regency Energy Finance Corp
50,000	5.88%, 03/01/2022	54,313
100,000	4.50%, 11/01/2023	99,000
50,000	Rose Rock Midstream LP / Rose Rock Finance Corp(b)
	5.63%, 07/15/2022	50,625
225,000	Sabine Pass Liquefaction LLC
	5.63%, 02/01/2021	237,937
	SandRidge Energy Inc
75,000	7.50%, 03/15/2021	81,281
125,000	8.13%, 10/15/2022	137,656
50,000	SM Energy Co
	5.00%, 01/15/2024	49,750
200,000	Southeast Supply Header LLC(b)
	4.25%, 06/15/2024	199,874
50,000	Tesoro Corp
	5.13%, 04/01/2024	50,563
	Tesoro Logistics LP / Tesoro Logistics Finance Corp
50,000	5.88%, 10/01/2020(b)	52,750
100,000	6.13%, 10/15/2021	106,750
250,000	Thai Oil PCL(b)
	4.88%, 01/23/2043	227,370
	Valero Energy Corp
150,000	9.38%, 03/15/2019	196,884
900,000	7.50%, 04/15/2032	1,194,883
900,000	Weatherford International Ltd
	4.50%, 04/15/2022	956,930
	Williams Partners LP
300,000	5.25%, 03/15/2020	338,401
565,000	4.90%, 01/15/2045	563,225
100,000	YPF SA
	8.75%, 04/04/2024	104,490
		29,069,220
Financial — 17.83%
	ACE INA Holdings Inc
10,000	5.70%, 02/15/2017	11,166
365,000	3.35%, 05/15/2024	368,178

See Notes to Financial Statements

Semi - Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Financial — (continued)
$200,000	ADCB Finance Cayman Ltd
	4.50%, 03/06/2023	$201,500
150,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust(b)
	4.50%, 05/15/2021	152,625
	Aflac Inc
265,000	2.65%, 02/15/2017	275,379
300,000	8.50%, 05/15/2019	386,815
	Alexandria Real Estate Equities Inc
600,000	4.60%, 04/01/2022	634,411
1,500,000	3.90%, 06/15/2023	1,493,694
	Ally Financial Inc
125,000	5.50%, 02/15/2017	135,469
225,000	6.25%, 12/01/2017	251,438
1,000,000	American International Group Inc
	4.13%, 02/15/2024	1,052,635
	American Tower Corp
2,250,000	4.50%, 01/15/2018	2,451,582
1,120,000	3.40%, 02/15/2019	1,171,694
80,000	Associated Banc-Corp
	5.13%, 03/28/2016	85,209
250,000	AvalonBay Communities Inc
	5.70%, 03/15/2017	279,364
150,000	Banco de Reservas de la Republica Dominicana(b)
	7.00%, 02/01/2023	156,000
	Bank of America Corp
100,000	4.50%, 04/01/2015	102,983
1,500,000	5.70%, 05/02/2017	1,664,578
2,300,000	2.00%, 01/11/2018	2,314,842
1,500,000	7.63%, 06/01/2019	1,852,771
2,400,000	5.00%, 05/13/2021	2,678,856
400,000	BB&T Corp
	2.25%, 02/01/2019	404,979
125,000	Bear Stearns Cos LLC
	5.70%, 11/15/2014	127,404
300,000	Capital One Financial Corp
	2.45%, 04/24/2019	302,814
210,000	Chubb Corp
	5.75%, 05/15/2018	240,784
	CIT Group Inc
275,000	5.25%, 03/15/2018	295,281
25,000	6.63%, 04/01/2018(b)	28,063
100,000	5.00%, 08/01/2023	102,375
	Citigroup Inc
300,000	1.25%, 01/15/2016	301,807
2,375,000	4.05%, 07/30/2022	2,433,178

Principal Amount		Fair Value
Financial — (continued)
$325,000	City National Corp
	5.25%, 09/15/2020	$365,904
350,000	CME Group Index Services LLC(b)
	4.40%, 03/15/2018	382,452
500,000	CNA Financial Corp
	5.88%, 08/15/2020	585,097
2,750,000	Discover Bank
	2.00%, 02/21/2018	2,766,382
250,000	Discover Financial Services
	3.85%, 11/21/2022	254,533
	Fifth Third Bancorp
250,000	3.63%, 01/25/2016	260,996
780,000	2.30%, 03/01/2019	784,066
200,000	FMR LLC(b)
	7.57%, 06/15/2029	270,343
	Ford Motor Credit Co LLC
500,000	3.00%, 06/12/2017	521,625
3,700,000	2.38%, 01/16/2018	3,779,587
	General Electric Capital Corp
500,000	2.90%, 01/09/2017	523,022
500,000	5.50%, 01/08/2020	579,604
500,000	General Electric Capital Corp / LJ VP Holdings LLC(b)
	3.80%, 06/18/2019	531,115
	Goldman Sachs Group Inc
15,000	6.15%, 04/01/2018	17,202
1,000,000	2.63%, 01/31/2019	1,013,592
750,000	5.38%, 03/15/2020	849,583
1,250,000	5.25%, 07/27/2021	1,403,666
175,000	Harley-Davidson Financial Services Inc(b)
	3.88%, 03/15/2016	183,610
325,000	Hartford Financial Services Group Inc
	5.13%, 04/15/2022	369,562
375,000	Health Care REIT Inc
	4.13%, 04/01/2019	403,384
1,325,000	Healthcare Trust of America Holdings LP
	3.70%, 04/15/2023	1,287,510
100,000	Horace Mann Educators Corp
	6.85%, 04/15/2016	109,579
290,000	HSBC Holdings PLC
	5.10%, 04/05/2021	329,521
	HSBC USA Inc
1,500,000	1.63%, 01/16/2018	1,503,358
1,400,000	3.50%, 06/23/2024	1,403,973

See Notes to Financial Statements

Semi - Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Financial — (continued)
$1,020,000	Huntington National Bank
	2.20%, 04/01/2019	$1,021,349
	International Lease Finance Corp
325,000	6.25%, 05/15/2019	364,000
50,000	5.88%, 08/15/2022	54,625
50,000	Janus Capital Group Inc
	6.70%, 06/15/2017	56,597
	Jefferies Group LLC
1,900,000	6.88%, 04/15/2021	2,221,347
550,000	5.13%, 01/20/2023	589,636
870,000	6.50%, 01/20/2043	959,678
	JPMorgan Chase & Co
1,000,000	2.35%, 01/28/2019	1,011,704
550,000	4.50%, 01/24/2022	602,656
2,195,000	3.38%, 05/01/2023	2,154,434
	Liberty Mutual Group Inc(b)
235,000	5.00%, 06/01/2021	258,495
2,350,000	4.95%, 05/01/2022	2,570,329
600,000	4.25%, 06/15/2023	621,880
	Lincoln National Corp
2,000,000	8.75%, 07/01/2019	2,593,108
225,000	4.20%, 03/15/2022	239,986
1,450,000	MassMutual Global Funding II(b)
	3.60%, 04/09/2024	1,487,722
500,000	MetLife Inc
	6.82%, 08/15/2018	597,662
300,000	MetLife Institutional Funding II(b)
	1.63%, 04/02/2015	302,705
1,100,000	Mid-America Apartments LP
	3.75%, 06/15/2024	1,095,818
	Morgan Stanley
320,000	3.80%, 04/29/2016	335,977
2,000,000	4.10%, 05/22/2023	2,028,826
1,500,000	5.00%, 11/24/2025	1,599,852
500,000	National Rural Utilities Cooperative Finance Corp
	10.38%, 11/01/2018	673,607
3,150,000	Nationwide Mutual Insurance Co(b)
	9.38%, 08/15/2039	4,902,547
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp(b)
50,000	5.63%, 03/15/2020	52,875
100,000	5.88%, 03/15/2022	106,750
75,000	Nuveen Investments Inc(b)
	9.50%, 10/15/2020	88,875

Principal Amount		Fair Value
Financial — (continued)
$165,000	PNC Funding Corp
	5.63%, 02/01/2017	$182,495
100,000	Power Sector Assets & Liabilities Management Corp
	7.39%, 12/02/2024	128,500
1,300,000	Prologis LP
	3.35%, 02/01/2021	1,318,958
700,000	Prudential Financial Inc
	4.60%, 05/15/2044	705,683
100,000	Qatari Diar Finance Co(b)
	5.00%, 07/21/2020	112,300
	Raymond James Financial Inc
200,000	4.25%, 04/15/2016	211,240
244,000	5.63%, 04/01/2024	275,175
	RCI Banque SA(b)
250,000	4.60%, 04/12/2016	264,788
2,900,000	3.50%, 04/03/2018	3,023,337
200,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(b)
	5.10%, 07/25/2018	202,002
300,000	Santander US Debt SAU(b)
	3.78%, 10/07/2015	309,879
100,000	Simon Property Group LP
	6.13%, 05/30/2018	116,345
50,000	Sophia Holding Finance LP / Sophia Holding Finance Inc(b)
	9.63%, 12/01/2018	52,000
425,000	SunTrust Banks Inc
	2.50%, 05/01/2019	430,433
250,000	Textron Financial Corp(a)(b)
	6.00%, 02/15/2067	227,500
500,000	UDR Inc
	4.63%, 01/10/2022	542,996
	Union Bank NA
250,000	2.63%, 09/26/2018	257,101
250,000	2.25%, 05/06/2019	251,015
200,000	Vnesheconombank Via VEB Finance PLC(b)
	5.38%, 02/13/2017	209,500
500,000	Wachovia Corp
	5.75%, 02/01/2018	572,397
1,900,000	Weyerhaeuser Co
	7.38%, 10/01/2019	2,339,631
500,000	WP Carey Inc
	4.60%, 04/01/2024	519,638
200,000	Yapi ve Kredi Bankasi AS(b)
	5.25%, 12/03/2018	204,600
		83,487,693

See Notes to Financial Statements

Semi - Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Industrial — 4.08%
$200,000	Accudyne Industries Borrower / Accudyne Industries LLC(b)
	7.75%, 12/15/2020	$214,000
150,000	Anixter Inc
	5.63%, 05/01/2019	161,062
150,000	Ardagh Packaging Finance PLC(b)
	9.13%, 10/15/2020	166,125
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(a)(b)
	3.23%, 12/15/2019	199,500
100,000	B/E Aerospace Inc
	5.25%, 04/01/2022	108,875
	Ball Corp
100,000	5.00%, 03/15/2022	102,500
125,000	4.00%, 11/15/2023	119,063
175,000	Belden Inc(b)
	5.50%, 09/01/2022	181,125
175,000	Berry Plastics Corp
	5.50%, 05/15/2022	175,984
50,000	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer Inc(b)
	6.00%, 06/15/2017	51,250
125,000	BOE Merger Corp(b)
	9.50%, 11/01/2017	131,719
100,000	Building Materials Corp of America(b)
	7.50%, 03/15/2020	106,500
375,000	Burlington Northern Santa Fe LLC
	4.88%, 01/15/2015	384,251
100,000	BWAY Holding Co
	10.00%, 06/15/2018	105,375
150,000	Cleaver-Brooks Inc(b)
	8.75%, 12/15/2019	167,812
100,000	CPG Merger Sub LLC(b)
	8.00%, 10/01/2021	105,250
125,000	Crown Americas LLC / Crown Americas Capital Corp IV
	4.50%, 01/15/2023	121,750
50,000	Darling Ingredients Inc(b)
	5.38%, 01/15/2022	51,875
320,000	Dover Corp
	5.45%, 03/15/2018	361,162
2,907,000	Embraer Overseas Ltd(b)
	5.70%, 09/16/2023	3,143,339
25,000	Empresas ICA SAB de CV
	8.90%, 02/04/2021	26,256

Principal Amount		Fair Value
Industrial — (continued)
$50,000	FGI Operating Co LLC / FGI Finance Inc
	7.88%, 05/01/2020	$53,250
	Flextronics International Ltd
75,000	4.63%, 02/15/2020	77,063
75,000	5.00%, 02/15/2023	77,625
150,000	Gardner Denver Inc(b)
	6.88%, 08/15/2021	157,500
50,000	Gates Global LLC / Gates Global Co(b)
	6.00%, 07/15/2022	50,000
125,000	General Cable Corp(b)
	6.50%, 10/01/2022	127,188
125,000	Graphic Packaging International Inc
	4.75%, 04/15/2021	127,500
75,000	Greif Inc
	7.75%, 08/01/2019	86,250
800,000	Harsco Corp
	5.75%, 05/15/2018	866,000
120,000	Hubbell Inc
	5.95%, 06/01/2018	138,198
225,000	Interline Brands Inc
	10.00%, 11/15/2018	240,750
100,000	JB Poindexter & Co Inc(b)
	9.00%, 04/01/2022	111,250
75,000	Jurassic Holdings III Inc(b)
	6.88%, 02/15/2021	76,500
500,000	Kansas City Southern de Mexico SA de CV
	3.00%, 05/15/2023	473,153
1,000,000	Masco Corp
	7.13%, 03/15/2020	1,176,720
100,000	Masonite International Corp(b)
	8.25%, 04/15/2021	109,000
50,000	MasTec Inc
	4.88%, 03/15/2023	49,250
36,000	Mcron Finance Sub LLC / Mcron Finance Corp(b)
	8.38%, 05/15/2019	39,420
	Mueller Water Products Inc
200,000	7.38%, 06/01/2017	203,250
42,000	8.75%, 09/01/2020	46,673
300,000	Nortek Inc
	8.50%, 04/15/2021	331,500
	Odebrecht Finance Ltd(b)
200,000	5.25%, 06/27/2029	199,100
100,000	7.50%, 09/29/2049	103,125

See Notes to Financial Statements

Semi - Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Industrial — (continued)
$50,000	Pactiv LLC
	7.95%, 12/15/2025	$53,500
650,000	Penske Truck Leasing Co LP / PTL Finance Corp(b)
	2.50%, 06/15/2019	651,199
350,000	Pentair PLC
	5.00%, 05/15/2021	386,882
100,000	Ply Gem Industries Inc(b)
	6.50%, 02/01/2022	96,750
	Republic Services Inc
750,000	5.25%, 11/15/2021	854,596
250,000	6.20%, 03/01/2040	310,756
225,000	Rexel SA(b)
	5.25%, 06/15/2020	234,000
	Rock-Tenn Co
120,000	4.45%, 03/01/2019	130,019
1,000,000	4.00%, 03/01/2023	1,026,168
75,000	Roofing Supply Group LLC / Roofing Supply Finance Inc(b)
	10.00%, 06/01/2020	79,875
1,000,000	Ryder System Inc
	2.45%, 11/15/2018	1,018,406
	Sealed Air Corp(b)
75,000	6.50%, 12/01/2020	84,375
100,000	8.38%, 09/15/2021	114,500
300,000	Textron Inc
	4.30%, 03/01/2024	310,660
	TransDigm Inc
200,000	5.50%, 10/15/2020	203,280
25,000	6.50%, 07/15/2024(b)	26,031
125,000	Unifrax I LLC / Unifrax Holding Co(b)
	7.50%, 02/15/2019	130,625
300,000	Union Pacific Corp
	3.75%, 03/15/2024	314,323
50,000	USG Corp(b)
	5.88%, 11/01/2021	53,000
150,000	Valmont Industries Inc
	6.63%, 04/20/2020	178,245
125,000	Wise Metals Group LLC / Wise Alloys Finance Corp(b)
	8.75%, 12/15/2018	135,625
75,000	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp(b)
	9.75%, 06/15/2019	76,500
	Worthington Industries Inc
1,100,000	6.50%, 04/15/2020	1,252,911
250,000	4.55%, 04/15/2026	260,036
		19,087,300

Principal Amount		Fair Value
Technology — 1.73%
$50,000	ACI Worldwide Inc(b)
	6.38%, 08/15/2020	$52,625
	Activision Blizzard Inc(b)
50,000	5.63%, 09/15/2021	53,875
50,000	6.13%, 09/15/2023	55,000
	Advanced Micro Devices Inc
50,000	7.50%, 08/15/2022	53,938
50,000	7.00%, 07/01/2024(b)	51,063
150,000	Audatex North America Inc(b)
	6.00%, 06/15/2021	160,125
50,000	Blackboard Inc(b)
	7.75%, 11/15/2019	52,250
100,000	BMC Software Finance Inc(b)
	8.13%, 07/15/2021	102,875
2,000,000	BMC Software Inc
	7.25%, 06/01/2018	2,090,000
150,000	Boxer Parent Co Inc(b)
	9.00%, 10/15/2019	146,250
250,000	CDW LLC / CDW Finance Corp
	8.50%, 04/01/2019	270,625
125,000	Compiler Finance Sub Inc(b)
	7.00%, 05/01/2021	126,875
100,000	Eagle Midco Inc(b)
	9.00%, 06/15/2018	103,250
75,000	Emdeon Inc
	11.00%, 12/31/2019	86,250
100,000	Entegris Inc(b)
	6.00%, 04/01/2022	103,000
175,000	Epicor Software Corp
	8.63%, 05/01/2019	188,344
805,000	Fidelity National Information Services Inc
	3.88%, 06/05/2024	808,815
	First Data Corp
50,000	7.38%, 06/15/2019(b)	53,688
50,000	11.25%, 01/15/2021	58,375
375,000	8.75%, 01/15/2022(b)	413,906
500,000	Fiserv Inc
	6.80%, 11/20/2017	578,565
100,000	Freescale Semiconductor Inc(b)
	6.00%, 01/15/2022	106,500
	Hewlett-Packard Co
250,000	2.13%, 09/13/2015	254,406
275,000	3.30%, 12/09/2016	289,404
200,000	Infor Software Parent LLC / Infor Software Parent Inc(b)
	7.13%, 05/01/2021	204,500

See Notes to Financial Statements

Semi - Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Technology — (continued)
$150,000	Infor US Inc
	9.38%, 04/01/2019	$167,062
125,000	Magnachip Semiconductor Corp
	6.63%, 07/15/2021	123,438
	NCR Corp
200,000	4.63%, 02/15/2021	201,500
50,000	6.38%, 12/15/2023(b)	54,250
175,000	Nuance Communications Inc(b)
	5.38%, 08/15/2020	181,125
200,000	NXP BV / NXP Funding LLC(b)
	5.75%, 02/15/2021	210,250
	Seagate HDD Cayman(b)
125,000	4.75%, 06/01/2023	125,937
50,000	4.75%, 01/01/2025	49,625
150,000	Sophia LP / Sophia Finance Inc(b)
	9.75%, 01/15/2019	165,000
225,000	Southern Graphics Inc(b)
	8.38%, 10/15/2020	238,500
125,000	SunGard Data Systems Inc
	7.63%, 11/15/2020	136,250
		8,117,441
Utilities — 3.91%
550,000	Berkshire Hathaway Energy Co
	5.95%, 05/15/2037	671,218
50,000	Calpine Corp(b)
	5.88%, 01/15/2024	52,750
200,000	Centrais Eletricas Brasileiras SA
	5.75%, 10/27/2021	205,176
1,300,000	Commonwealth Edison Co
	5.80%, 03/15/2018	1,491,480
225,000	Dubai Electricity & Water Authority(b)
	7.38%, 10/21/2020	273,645
	Electricite de France(b)
500,000	5.63%,Perpetual(a)(e)	522,650
1,225,000	5.60%, 01/27/2040	1,410,085
200,000	Empresa de Energia de Bogota SA ESP
	6.13%, 11/10/2021	218,000
1,000,000	Enel Finance International NV(b)
	6.00%, 10/07/2039	1,139,376
	Exelon Generation Co LLC
950,000	4.25%, 06/15/2022	991,945
250,000	5.75%, 10/01/2041	277,324
750,000	Florida Gas Transmission Co LLC(b)
	5.45%, 07/15/2020	843,717

Principal Amount		Fair Value
Utilities — (continued)
$2,261	FPL Energy National Wind Portfolio LLC(b)(f)
	6.13%, 03/25/2019	$2,224
90,000	Great Plains Energy Inc
	4.85%, 06/01/2021	99,457
200,000	Hrvatska Elektroprivreda
	6.00%, 11/09/2017	211,750
130,000	Majapahit Holding BV
	7.75%, 01/20/2020	152,100
2,775,000	National Fuel Gas Co
	3.75%, 03/01/2023	2,741,328
	NextEra Energy Capital Holdings Inc
560,000	2.40%, 09/15/2019	563,020
400,000	2.70%, 09/15/2019	408,000
200,000	Northern States Power Co
	5.25%, 03/01/2018	225,190
175,000	NRG Energy Inc(b)
	6.25%, 05/01/2024	182,875
190,000	Pennsylvania Electric Co(b)
	4.15%, 04/15/2025	189,706
	PPL Capital Funding Inc
410,000	4.20%, 06/15/2022	438,395
2,000,000	4.70%, 06/01/2043	2,051,250
250,000	PPL WEM Holdings Ltd(b)
	5.38%, 05/01/2021	281,209
1,475,000	PSEG Power LLC
	4.30%, 11/15/2023	1,541,371
	Sempra Energy
250,000	9.80%, 02/15/2019	332,237
300,000	3.55%, 06/15/2024	302,100
250,000	TECO Finance Inc
	5.15%, 03/15/2020	282,379
200,000	Transportadora de Gas del Peru SA(b)
	4.25%, 04/30/2028	188,500
		18,290,457
TOTAL CORPORATE BONDS AND NOTES — 53.01% (Cost $238,936,901)		$248,204,602
FOREIGN GOVERNMENT BONDS AND NOTES
200,000	Bahrain Government International Bond(b)
	6.13%, 08/01/2023	223,750
400,000	Brazilian Government International Bond
	4.25%, 01/07/2025	405,400

See Notes to Financial Statements

Semi - Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$200,000	Colombia Government International Bond
	4.38%, 07/12/2021	$214,600
500,000	Corp Andina de Fomento
	4.38%, 06/15/2022	530,286
150,000	Dominican Republic International Bond(b)
	5.88%, 04/18/2024	156,525
200,000	Emirate of Dubai Government International Bonds
	5.25%, 01/30/2043	186,040
	Hungary Government International Bond
70,000	4.13%, 02/19/2018	72,975
70,000	6.25%, 01/29/2020	79,127
70,000	6.38%, 03/29/2021	79,800
250,000	Indonesia Government International Bond
	5.88%, 03/13/2020	277,500
300,000	Mexico Government International Bond
	5.95%, 03/19/2019	349,350
200,000	Morocco Government International Bond
	4.25%, 12/11/2022	200,250
200,000	Nigeria Government International Bond(b)
	5.13%, 07/12/2018	207,300
150,000	Philippine Government International Bond
	6.38%, 01/15/2032	185,250
150,000	Poland Government International Bond
	6.38%, 07/15/2019	177,750
	Provincia de Buenos Aires/Argentina
100,000	9.38%, 09/14/2018	93,500
100,000	10.88%, 01/26/2021	97,250
	Romanian Government International Bond(b)
18,000	4.88%, 01/22/2024	19,147
12,000	6.13%, 01/22/2044	13,636
371,270	Russian Foreign Eurobond(g)
	0.00%, 03/31/2030	429,983
100,000	Sri Lanka Government International Bond(b)
	6.25%, 10/04/2020	105,750
	Turkey Government International Bond
350,000	5.63%, 03/30/2021	381,500
550,000	5.75%, 03/22/2024	600,875
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.09% (Cost $4,858,900)		$5,087,544

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES
Government Agency — 22.42%
	Federal Home Loan Mortgage Corp
$98,260	5.50%, 02/01/2018	$104,328
55,017	4.00%, 12/01/2020	58,368
18,749	4.50%, 04/01/2021	20,112
47,668	6.00%, 05/01/2021	50,794
27,178	4.50%, 07/01/2021	28,827
36,215	5.00%, 03/01/2022	39,138
27,618	6.00%, 11/01/2033	31,439
32,417	6.00%, 04/01/2035	36,733
95,248	4.50%, 05/01/2035	103,322
316,684	5.50%, 08/01/2035	354,335
110,367	4.50%, 11/01/2035	119,652
37,071	6.50%, 02/01/2036	41,773
59,471	4.50%, 03/01/2036	64,466
51,721	6.00%, 03/01/2036	58,628
38,189	5.50%, 06/01/2036	42,568
171,647	5.50%, 08/01/2036	191,328
805,141	2.42%, 05/01/2037(a)	860,037
28,108	6.00%, 08/01/2037	31,547
93,709	7.00%, 08/01/2037	106,706
311,833	5.00%, 04/01/2038	345,090
937,498	5.50%, 05/01/2038	1,044,991
536,905	4.50%, 03/01/2039	581,224
1,546,349	4.50%, 05/01/2039	1,673,993
400,564	4.00%, 09/01/2040	424,927
1,376,028	5.00%, 09/01/2040	1,522,781
485,611	3.50%, 12/01/2040	499,798
2,110,800	4.00%, 12/01/2040	2,239,186
2,569,729	5.00%, 02/01/2041	2,851,770
2,941,783	3.50%, 12/01/2041	3,027,725
225,828	4.00%, 09/01/2043	239,563
242,291	3.50%, 10/01/2043	249,369
17,508,692	4.00%, 01/01/2044	18,573,632
9,835,190	4.00%, 02/01/2044	10,433,401
9,939,716	3.50%, 03/01/2044	10,230,099
3,965,475	4.50%, 04/01/2044	4,296,597
5,988,942	3.50%, 05/01/2044	6,163,906
3,076,651	3.50%, 06/01/2044	3,166,533
	Federal National Mortgage Association
2,000,000	4.50%,TBA	2,165,938
70,939	5.00%, 02/01/2018	75,265
146,936	4.50%, 06/01/2018	156,026
2,479,804	3.50%, 01/01/2031	2,592,833
40,408	4.50%, 08/01/2035	43,831
102,077	6.00%, 02/01/2036	115,024

See Notes to Financial Statements

Semi - Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Government Agency — (continued)
$259,081	5.50%, 03/01/2036	$290,138
278,036	6.50%, 06/01/2036	323,612
441,426	6.00%, 02/01/2037	496,719
272,293	6.00%, 03/01/2037	307,236
1,864	6.50%, 04/01/2037	2,102
105,578	6.00%, 08/01/2037	118,803
93,804	6.50%, 08/01/2037	105,768
2,764,531	4.50%, 07/01/2039	2,997,503
1,326,845	4.00%, 10/01/2041	1,411,331
2,640,357	3.50%, 12/01/2041	2,722,167
4,286,895	4.00%, 12/01/2041	4,560,702
2,829,701	Series 2012-1, Class F 0.60%, 02/25/2042(a)	2,832,539
1,696,948	3.50%, 07/01/2042	1,749,527
1,417,268	3.50%, 07/01/2042	1,461,181
1,856,966	3.50%, 07/01/2042	1,914,503
3,477,464	3.00%, 10/01/2042	3,439,381
352,863	2.45%, 03/01/2047(a)	366,614
3,184,076	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit Series 2976, Class KJ(a)
	0.50%, 05/15/2035	3,181,717
1,637,030	Government National Mortgage Association Series 2011-H15, Class FA(a)
	0.60%, 06/20/2061	1,628,467
TOTAL MORTGAGE-BACKED SECURITIES — 22.42% (Cost $103,187,157)		$104,967,613
MUNICIPAL BONDS AND NOTES
Municipal Bonds and Notes — 0.12%
	Puerto Rico Electric Power Authority
1,020,000	5.00%, 07/01/2032	452,247
280,000	5.00%, 07/01/2037	123,094
TOTAL MUNICIPAL BONDS AND NOTES — 0.12% (Cost $802,978)		$575,341
U.S. TREASURY BONDS AND NOTES
13,500,000	U.S. Treasury Inflation Indexed Bonds TIPS
	0.13%, 01/15/2022	14,234,347
	United States Treasury Note/Bond
150,000	4.13%, 05/15/2015(h)	155,226
10,600,000	1.00%, 09/30/2016(h)	10,702,693
20,000,000	0.88%, 11/30/2016	20,123,440
1,200,000	0.88%, 12/31/2016	1,206,281
3,865,000	1.63%, 03/31/2019	3,876,174
5,250,000	2.75%, 11/15/2023	5,380,840
TOTAL U.S. TREASURY BONDS AND NOTES — 11.89% (Cost $55,770,165)		$55,679,001

Shares		Fair Value
COMMON STOCK
Consumer, Cyclical — 0.00%(i)
423	General Motors Co	$15,355
TOTAL COMMON STOCK — 0.00%(i) (Cost $39,399)		$15,355
WARRANTS
Consumer, Cyclical — 0.00%(i)
385	General Motors Co, expiring 07/10/2016 (j)	10,245
385	General Motors Co, expiring 07/10/2019 (j)	7,145
TOTAL WARRANTS — 0.00%(i) (Cost $45,134)		$17,390
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 6.41%
$6,000,000	Federal Farm Credit Banks Funding Corp
	0.01%, 07/01/2014	6,000,000
9,000,000	Federal Home Loan Bank
	0.00%, 07/01/2014	9,000,000
15,000,000	Federal Home Loan Mortgage Corp
	0.04%, 07/07/2014	14,999,900
TOTAL SHORT TERM INVESTMENTS — 6.41% (Cost $29,999,900)		$29,999,900
TOTAL INVESTMENTS — 99.57% (Cost $455,302,683)		$466,242,262
OTHER ASSETS & LIABILITIES, NET — 0.43%		$2,191,937
TOTAL NET ASSETS — 100.00%		$468,434,199

See Notes to Financial Statements

Semi - Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2014.

(b)
Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 30, 2014, the aggregate cost and fair value of 144A securities was $68,599,300 and $71,007,513, respectively, representing 15.16% of net assets.

(c)	Security in bankruptcy at June 30, 2014.

(d)
Security in default; no interest payments received during the last 12 months. At June 30, 2014, the aggregate cost and fair value of securities in default was $25,568 and $15,000, respectively, representing 0.00% of net assets.

(e)	Security has no contractual maturity date and pays an indefinite stream of interest.

(f)	Restricted security; further details of these securities are included in a subsequent table.

(g)
Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2014. Maturity date disclosed represents final maturity date.

(h)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.

(i)	Represents less than 0.005% of net assets.

(j)	Non-income producing security.

REIT	Real Estate Investment Trust

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

At June 30, 2014, the Fund held the following restricted securities:

Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
FPL Energy National Wind Portfolio LLC	6.13%	03/25/2019	05/27/2009	$1,974	$2,224	0.00%

At June 30, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. 2 Year Treasury Note Long Futures	205	USD	$45,016,719	September 2014	$(50,547)
U.S. 5 Year Treasury Note Long Futures	270	USD	32,254,453	September 2014	(27,961)
U.S. Long Bond Short Futures	46	USD	6,310,625	September 2014	9,906
U.S. Ultra Bond Long Futures	191	USD	28,638,063	September 2014	383,634
U.S.10 Year Treasury Note Short Futures	1,217	USD	152,334,172	September 2014	(220,054)
Net Appreciation					$94,978

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements

Semi - Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities
As of June 30, 2014 (Unaudited)

Great-West Federated Bond Fund
ASSETS:
Investments in securities, fair value(a)	$466,242,262
Cash	1,666,579
Subscriptions receivable	178,967
Receivable for investments sold	51,860
Variation margin on futures contracts	47,052
Interest receivable	3,744,098
Total Assets	471,930,818
LIABILITIES:
Payable to investment adviser	274,088
Payable for TBA commitments	2,163,406
Redemptions payable	323,527
Payable for investments purchased	735,598
Total Liabilities	3,496,619
NET ASSETS	$468,434,199
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,339,389
Paid-in capital in excess of par	456,878,065
Net unrealized appreciation on investments and futures contracts	11,034,557
Undistributed net investment income	2,109,634
Accumulated net realized loss on investments and futures contracts	(5,927,446)
NET ASSETS	$468,434,199
CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	43,393,891
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.79
(a) Cost of investments	$455,302,683

See Notes to Financial Statements

Semi - Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations
For the period ended June 30, 2014 (Unaudited)

Great-West Federated Bond Fund
INVESTMENT INCOME:
Interest	$7,541,328
Income from securities lending	14,079
Dividends	254
Total Income	7,555,661
EXPENSES:
Management fees	1,534,695
Total Expenses	1,534,695
NET INVESTMENT INCOME	6,020,966
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(861,206)
Net realized loss on futures contracts	(2,261,927)
Net Realized Loss on Investments	(3,123,133)
Net change in unrealized appreciation on investments	16,555,262
Net change in unrealized appreciation on futures contracts	212,641
Net Change in Unrealized Appreciation on Investments	16,767,903
Net Realized and Unrealized Gain on Investments and Futures Contracts	13,644,770
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,665,736

See Notes to Financial Statements

Semi - Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets
For the period ended June 30, 2014 and fiscal year ended December 31, 2013

	2014 (Unaudited)	2013
Great-West Federated Bond Fund
OPERATIONS:
Net investment income	$6,020,966	$12,068,103
Net realized loss on investments	(3,123,133)	(2,772,561)
Net change in unrealized appreciation (depreciation) on investments	16,767,903	(21,133,312)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,665,736	(11,837,770)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,526,506)	(10,453,041)
From net realized gains	–	(2,164,454)
Total Distributions	(5,526,506)	(12,617,495)
CAPITAL SHARE TRANSACTIONS:
Shares sold	60,339,377	202,118,707
Shares issued in reinvestment of distributions	5,526,506	12,617,495
Shares redeemed	(29,659,032)	(265,082,121)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	36,206,851	(50,345,919)
Total Increase (Decrease) in Net Assets	50,346,081	(74,801,184)
NET ASSETS:
Beginning of period	418,088,118	492,889,302
End of period(a)	$468,434,199	$418,088,118
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	5,661,111	18,851,354
Shares issued in reinvestment of distributions	517,364	1,204,444
Shares redeemed	(2,788,132)	(25,070,607)
Net Increase (Decrease)	3,390,343	(5,014,809)
(a) Including undistributed net investment income:	$2,109,634	$1,615,174

See Notes to Financial Statements

Semi - Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)		2013		2012		2011	2010	2009
Great-West Federated Bond Fund - Initial Class
NET ASSET VALUE, BEGINNING OF PERIOD	$10.45		$10.95		$10.77		$10.54	$10.25	$9.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15	(a)	0.25	(a)	0.28	(a)	0.37	0.41	0.48
Net realized and unrealized gain (loss)	0.32		(0.50)		0.37		0.24	0.29	0.75
Total From Investment Operations	0.47		(0.25)		0.65		0.61	0.70	1.23
LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.21)		(0.35)		(0.37)	(0.41)	(0.48)
From net realized gains	–		(0.04)		(0.12)		(0.01)	–	(0.03)
Total Distributions	(0.13)		(0.25)		(0.47)		(0.38)	(0.41)	(0.51)
NET ASSET VALUE, END OF PERIOD	$10.79		$10.45		$10.95		$10.77	$10.54	$10.25
TOTAL RETURN(b)	4.53%	(c)	(2.21%)		6.08%		5.85%	6.88%	13.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$468,434		$418,088		$492,889		$314,367	$273,242	$191,389
Ratio of expenses to average net assets	0.70%	(d)	0.70%		0.70%		0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	2.75%	(d)	2.32%		2.57%		3.45%	4.03%	4.91%
Portfolio turnover rate	22%	(c)	92%		70%		78%	41%	36%

(a)	Per share amounts are based upon average shares outstanding.

(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(c)	Not annualized for periods less than one full year.

(d)	Annualized.

See Notes to Financial Statements

Semi - Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Notes to Financial Statements
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Federated Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek to provide total return, consistent with two components: (1) changes in the market value of its fund holdings (both realized and unrealized appreciation); and (2) income received from its fund holdings. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing

Semi-Annual Report - June 30, 2014

methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs
Fixed Income Investments: Asset-Backed Securities
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Domestic Corporate Bonds and Notes, U.S. Treasury Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Corporate Bonds and Notes, Foreign Government Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Municipal Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.

Equity Investments: Domestic Common Stock	Exchange traded close or bid price.
Warrants	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Other Financial Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Semi-Annual Report - June 30, 2014

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Fixed Income Investments:
Asset-Backed Securities	$—	$21,695,516	$—	$21,695,516
Domestic Corporate Bonds and Notes	—	200,788,254	—	200,788,254
Foreign Corporate Bonds and Notes	—	47,416,348	—	47,416,348
Foreign Government Bonds and Notes	—	5,087,544	—	5,087,544
Mortgage-Backed Securities	—	104,967,613	—	104,967,613
Municipal Bonds and Notes	—	575,341	—	575,341
U.S. Treasury Bonds and Notes	—	55,679,001	—	55,679,001
Equity Investments:
Domestic Common Stock	15,355	—	—	15,355
Warrants	17,390	—	—	17,390
Short Term Investments	—	29,999,900	—	29,999,900
Total investments, at fair value	32,745	466,209,517	0	466,242,262
Other Financial Investments:
Futures Contracts (a)	393,540	—	—	393,540
Total Assets	$426,285	$466,209,517	$0	$466,635,802
Liabilities

Other Financial Investments:
Futures Contracts (a)	298,562	—	—	298,562
Total Liabilities	$298,562	$—	$0	$298,562

(a)	Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended.  Securities exempt from registration may normally be resold to qualified institutional buyers.  These securities are valued under methods approved by the Board of Directors.

To Be Announced Transactions

The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA’s are included in investments in securities, fair value on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid quarterly. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Semi-Annual Report - June 30, 2014

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: distribution adjustments. The differences have no impact on net assets or the results of operations. The character of distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value

Semi-Annual Report - June 30, 2014

of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.

The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. The use of futures contracts involves risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities. The Fund held an average of 1,696 futures contracts for the reporting period.

Valuation of derivative investments as of June 30, 2014 is as follows:

Asset Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (futures contracts)	Net unrealized appreciation on investments and futures contracts	$94,978(a)

(a) Includes cumulative appreciation of futures contracts as reported in the Fund's Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative investments for the period ended June 30, 2014 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Interest rate contracts (futures contracts)	Net realized loss on futures contracts	$(2,261,927)	Net change in unrealized appreciation on futures contracts	$212,641

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Federated Investment Management Company. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.  The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $213,625 for the period ended June 30, 2014.

Semi-Annual Report - June 30, 2014

4. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $54,446,475 and $43,692,761, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $57,290,317 and $46,522,775, respectively.

5. UNREALIZED APPRECIATION (DEPRECIATION)
At June 30, 2014, the U.S. Federal income tax cost basis was $455,132,903. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $13,095,745 and gross depreciation of investments in which there was an excess of tax cost over value of $2,161,991 resulting in net appreciation of $10,933,754.

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The Fund had no securities on loan as of June 30, 2014.

Semi-Annual Report - June 30, 2014

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 17, 2014 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Great-West Funds, GWCM and Federated Investment Management Company (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.
On March 25, 2014, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against its benchmark index and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2013. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.
The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2013, the Fund was in the third, third, third and second quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board further noted that, although the Fund underperformed its benchmark index for the one- and three-year periods ended December 31, 2013, it outperformed its benchmark index for the five- and ten-year periods ended December 31, 2013. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-

Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that, although the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were above the average and median contractual management fees of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee was lower than the average and median management fees less estimated intermediary fees of its peer group of funds. The Board further noted that Fund’s total annual operating expense ratio was below the average and median of its peer group and peer universe and in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within Great-West Funds have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.
ITEM 2.    CODE OF ETHICS.

Not required in fling.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.     CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a)    (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

By:    /s/ Mary Maiers
Mary Maiers
Chief Financial Officer & Treasurer

Date: August 29, 2014